other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
other comprehensive income
Schedule of other comprehensive income

									Item never
	Items that may subsequently be reclassified to income								reclassified		Item never
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(i))								to income		reclassified
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in		to income
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
	(losses)	transferred to		(losses)	transferred to			translation	financial	other	plan re-	Other
(millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	measurements	comp. income
Accumulated balance as at January 1, 2017
As previously reported			$(22)			$2	$(20)	$48	$16	$44
IFRS 9, Financial Instruments transitional amount (Note 2(a))			—			—	—	—	(3)	(3)
As adjusted			(22)			2	(20)	48	13	41
Other comprehensive income (loss)
Amount arising	$(132)	$151	19	$24	$(17)	7	26	5	(14)	17	$(234)	$(217)
Income taxes	$(21)	$27	6	$6	$(5)	1	7	—	(2)	5	(62)	(57)
Net			13			6	19	5	(12)	12	$(172)	$(160)
Accumulated balance as at December 31, 2017			$(9)			$8	$(1)	$53	$1	$53	—	—
Accumulated balance as at January 1, 2018
As previously reported			$(9)			$8	$(1)	$53	$5	$57
IFRS 9, Financial Instruments transitional amount (Note 2(a))			—			—	—	—	(4)	(4)
As adjusted			(9)			8	(1)	53	1	53
Other comprehensive income (loss)
Amount arising	$233	$(247)	(14)	$(8)	$(2)	(10)	(24)	(30)	(1)	(55)	$452	$397
Income taxes	$40	$(44)	(4)	$(2)	$—	(2)	(6)	—	—	(6)	119	113
Net			(10)			(8)	(18)	(30)	(1)	(49)	$333	$284
Accumulated balance as at December 31, 2018			$(19)			$—	$(19)	$23	$—	$4
Attributable to:
Common Shares										$12
Non-controlling interests										(8)
										$4